Segment reporting - Summary of non-current assets by geography (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	€ 478,622	€ 467,886
EMEA
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	296,821	303,768
North America
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	116,124	99,232
Greater China
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	56,057	53,337
Other Asia
Disclosure of geographical areas
Total non-current assets (other than deferred tax assets)	€ 9,620	€ 11,549